Employee Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Employee Benefits
Employee Benefits

10. Employee Benefits

Defined contribution plan

The Company maintains a retirement savings 401(k) profit sharing plan (Plan) in which substantially all employees may participate. The Plan provides for “before tax” employee contributions through salary reductions under section 401(k) of the Internal Revenue Code. The Company may make a discretionary match of employees’ contributions based on a percentage of salary deferrals and certain discretionary profit sharing contributions. No matching contributions to the Plan were made for the three months ending March 31, 2015 and 2014.

ESOP

Effective January 1, 2012, the Company adopted an Employee Stock Ownership Plan (ESOP) covering all employees that meet certain age and service requirements. Plan assets are held and managed by the Company. Shares of the Company’s common stock purchased by the Veritex Community Bank Employee Stock Ownership Plan (ESOP) are held in a suspense account until released for allocation to participants. Shares released are allocated to each eligible participant based on the participant’s 401(k) contribution made during that year. Compensation expense is measured based upon the expected amount of the Company’s discretionary contribution which is determined on an annual basis and is accrued ratably over the year. Shares are committed to be released to settle the liability upon formal declaration of the contribution at the end of the year. The number of shares released to settle the liability is based upon fair value of the shares as of the end of the year and become outstanding shares for earnings per share computations. The cost of shares issued to the ESOP, but not yet committed to be released, is shown as a reduction of stockholders’ equity. To the extent that the fair value of the ESOP shares differs from the cost of such shares, the difference is charged or credited to stockholders’ equity as additional paid in capital.

In January 2014, the ESOP borrowed $500 from the Company and purchased 46,082 shares of the common stock of the Company. The ESOP debt is secured by shares of the Company. The loan will be repaid from contributions to the ESOP from the Company. As the debt is repaid, shares are released from collateral and allocated to employees’ accounts. The shares pledged as collateral are reported as unearned ESOP shares in the condensed consolidated balance sheets.

Compensation expense attributed to the ESOP contributions recorded in the accompanying condensed consolidated statements of income for three months ended March 31, 2015 and 2014 was approximately $45 and $45, respectively.

The following is a summary of ESOP shares as of March 31, 2015 and December 31, 2014.

	March 31,	December 31,
	2015	2014
Allocated shares	16,958	16,958
Unearned shares	36,935	36,935
Total ESOP shares	53,893	53,893
Fair value of unearned shares	$516	$523

18. Employee Benefits

Defined contribution plan

        The Company maintains a retirement savings 401(k) profit sharing plan (Plan) in which substantially all employees may participate. The Plan provides for "before tax" employee contributions through salary reductions under section 401(k) of the Internal Revenue Code. The Company may make a discretionary match of employees' contributions based on a percentage of salary deferrals and certain discretionary profit sharing contributions. No matching contributions to the Plan were made for the years ending December 31, 2014 and 2013.

ESOP

        Effective January 1, 2012, the Company adopted an Employee Stock Ownership Plan (ESOP) covering all employees that meet certain age and service requirements. Plan assets are held and managed by the Company. Shares of the Company's common stock purchased by the Veritex Community Bank Employee Stock Ownership Plan (ESOP) are held in a suspense account until released for allocation to participants. Shares released are allocated to each eligible participant based on the participant's 401(k) contribution made during that year. Compensation expense is measured based upon the expected amount of the Company's discretionary contribution which is determined on an annual basis and is accrued ratably over the year. Shares are committed to be released to settle the liability upon formal declaration of the contribution at the end of the year. The number of shares released to settle the liability is based upon fair value of the shares as of the end of the year and become outstanding shares for earnings per share computations. The cost of shares issued to the ESOP, but not yet committed to be released, is shown as a reduction of stockholders' equity. To the extent that the fair value of the ESOP shares differs from the cost of such shares, the difference is charged or credited to stockholders' equity as additional paid in capital.

        In January 2014, the ESOP borrowed $500 from the Company and purchased 46,082 shares of the common stock of the Company. The ESOP debt is secured by shares of the Company. The loan will be repaid from contributions to the ESOP from the Company. As the debt is repaid, shares are released from collateral and allocated to employees' accounts. The shares pledged as collateral are reported as unearned ESOP shares in the consolidated balance sheets. During year ended December 31, 2014 the ESOP loan was repaid approximately $118 from contributions to ESOP from the Company. As a result of the repayment, 9,147 shares were released from collateral and allocated to employee participant accounts. During the year ended December 31, 2013, the ESOP purchased 7,811 shares of the Company's common stock and allocated the shares to the plan participants.

        Compensation expense attributed to the ESOP contributions recorded in the accompanying consolidated statements of income for years ended December 31, 2014 and 2013 was approximately $152 and $120, respectively.

        The following is a summary of ESOP shares as of December 31, 2014 and December 31, 2013.

	December 31, 2014	December 31, 2013
Allocated shares	16,958	7,811
Unearned shares	36,935	—

Total ESOP shares	53,893	7,811

Fair value of unearned shares	$523	$—